Long-term loans (Tables)	6 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
Schedule of long term loans	Long-term loan consisted of the following:
	As of
	September 30, 2023	March 31, 2023
Long-term loan	$13,094,015	$13,681,099